STOCKHOLDER EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
STOCKHOLDER EQUITY
Summary of Preferred Stock

As of December 31, 2018, the Preferred Stock consisted of the following (in thousands, except share data):

	December 31, 2018
		Preferred
	Preferred	Stock Issued			Common stock
	Stock	and	Carrying	Liquidation	Issuable Upon
	Authorized	Outstanding	Value	Value	Conversion
Series A Preferred Stock	3,093,898	3,093,898	$6,254	$7,000	3,093,898
Series B Preferred Stock	7,790,052	4,001,848	29,156	29,964	4,001,848
	10,883,950	7,095,746	$35,410	$36,964	7,095,746

As of December 31, 2017 and 2018, Preferred Stock consisted of the following (in thousands, except share data):

	December 31, 2017
		Preferred
	Preferred	Stock Issued			Common Stock
	Stock	and	Carrying	Liquidation	Issuable Upon
	Authorized	Outstanding	Value	Value	Conversion
Series A Preferred Stock	3,535,910	3,093,898	$6,254	$7,000	3,093,898
Total	3,535,910	3,093,898	$6,254	$7,000	3,093,898

	December 31, 2018
		Preferred
	Preferred	Stock Issued			Common stock
	Stock	and	Carrying	Liquidation	Issuable Upon
	Authorized	Outstanding	Value	Value	Conversion
Series A Preferred Stock	3,093,898	3,093,898	$6,254	$7,000	3,093,898
Series B Preferred Stock	7,790,052	4,001,848	29,156	29,964	4,001,848
Total	10,883,950	7,095,746	$35,410	$36,964	7,095,746